AdvanceDesigns® Variable Annuity	Issued by:	First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated August 1, 2007,
To Current Prospectus Dated May 1, 2007

Effective August 1, 2007, the following subaccounts are added to the available subaccounts: AIM V.I. Capital Development, American Century VP Mid Cap Value, Franklin Income Securities, Franklin Small Cap Value Securities, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities, Mutual Discovery Securities, Oppenheimer Core Bond Fund/VA, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Small Cap StocksPLUS® TR, Royce Micro-Cap, Rydex VT Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Equity and Income.

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 5, is updated to read as follows:

  AIM V.I. Basic Value
  AIM V.I. Capital Development
  AIM V.I. Global Health Care
  AIM V.I. Global Real Estate
  AIM V.I. International Growth
  AIM V.I. Mid Cap Core Equity
  American Century VP Mid Cap Value
  American Century VP Ultra®
  American Century VP Value
  Direxion Evolution VP All-Cap Equity
  Direxion Evolution VP Managed Bond
  Dreyfus IP Technology Growth
  Dreyfus VIF International Value
  Franklin Income Securities
  Franklin Small Cap Value Securities
  Janus Aspen INTECH Risk-Managed Core
  Janus Aspen Large Cap Growth
  Janus Aspen Mid Cap Growth
  Legg Mason Partners Variable Aggressive Growth
  Legg Mason Partners Variable Global High Yield Bond
  Legg Mason Partners Variable Small Cap Growth
  MFS® VIT Research International
  MFS® VIT Total Return
  MFS® VIT Utilities
  Mutual Discovery Securities
  Neuberger Berman AMT Socially Responsive
  Oppenheimer Core Bond Fund/VA
  Oppenheimer Main Street Small Cap®/VA
  PIMCO VIT All Asset
  PIMCO VIT CommodityRealReturn Strategy
  PIMCO VIT Emerging Markets Bond

  PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
  PIMCO VIT Low Duration
  PIMCO VIT Real Return
  PIMCO VIT Small Cap StocksPLUS® TR
  Royce Micro-Cap
  Rydex VT Absolute Return Strategies
  Rydex VT Essential Portfolio Aggressive
  Rydex VT Essential Portfolio Conservative
  Rydex VT Essential Portfolio Moderate
  Rydex VT Hedged Equity
  Rydex VT Multi-Cap Core Equity
  Rydex VT Sector Rotation
  SBL Alpha Opportunity
  SBL Diversified Income
  SBL Enhanced Index
  SBL Equity
  SBL Equity Income
  SBL Global
  SBL High Yield
  SBL Large Cap Value
  SBL Managed Asset Allocation
  SBL Mid Cap Growth
  SBL Mid Cap Value
  SBL Money Market
  SBL Select 25
  SBL Small Cap Growth
  SBL Small Cap Value
  Van Kampen LIT Comstock
  Van Kampen LIT Government
  Van Kampen UIF Emerging Markets Equity
  Van Kampen UIF Equity and Income

Effective August 1, 2007, the name of the Investment Adviser for the SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth and SBL Small Cap Value Subaccounts changed to Security Investors, LLC.

Effective August 1, 2007, Security Global Investors, LLC was appointed as a sub-adviser for approximately one-half of the assets of the SBL Fund, Series D (SBL Global).

The table "Objectives for Underlying Funds" is revised to read as follows for the Subaccounts added effective August 1, 2007 and for the SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth and SBL Small Cap Value Subaccounts:

Underlying Fund	Share Class (If Applicable)	Investment Objective	Investment Adviser
AIM V.I. Capital Development	Series II	Long-term growth of capital	A I M Advisors, Inc. 11 Greenway Plaza, Suite 100 Houston, TX 77046-1181
American Century VP Mid Cap Value	Class II	Seeks long-term growth with income as a secondary objective	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-1816
Franklin Income Securities	Class 2	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906
Franklin Small Cap Value Securities	Class 2	Long-term total return	Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, NJ 07024-2920
Janus Aspen INTECH Risk-Managed Core	Service	Seeks long-term growth of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805 Enhanced Investment Technologies, LLC 2401 PGA Boulevard, Suite 100 Palm Beach Gardens, FL 33410 (Sub-Adviser)
Janus Aspen Large Cap Growth	Service	Seeks long-term growth of capital in a manner consistent with the preservation of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Mid Cap Growth	Service	Seeks long-term growth of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Legg Mason Partners Variable Aggressive Growth	Class II	Capital appreciation	Legg Mason Partners Fund Advisor, LLC 399 Park Avenue New York, NY 10022 ClearBridge Advisors, LLC 399 Park Avenue New York, NY 10022 (Sub-Adviser)
Legg Mason Partners Variable Global High Yield Bond	Class II	Seeks to maximize total return, consistent with the preservation of capital	Legg Mason Partners Fund Advisor, LLC
399 Park Avenue
New York, NY 10022

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101
(Sub-Adviser)

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN
(Sub-Adviser)
Legg Mason Partners Variable Small Cap Growth	Class I	Long-term growth of capital	Legg Mason Partners Fund Advisor, LLC 399 Park Avenue New York, NY 10022 ClearBridge Advisors, LLC 399 Park Ave New York, NY 10022 (Sub-Adviser)
MFS® VIT Research International	Service	Capital appreciation	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
MFS® VIT Total Return	Service	To provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
MFS® VIT Utilities	Service	Capital growth and current income (income above that available from a portfolio invested entirely in equity securities)	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
Mutual Discovery Securities	Class 2	Capital appreciation	Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2797

Franklin Templeton Investment Management Limited
The Adelphi Building
1-11 John Adam Street
London WC2N 6HT
(Sub-Adviser)
Oppenheimer Core Bond Fund/VA	Service	Seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281
PIMCO VIT CommodityRealReturn Strategy	Administrative	Maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Small Cap StocksPLUS® TR	Advisor	Seeks total return which exceeds that of the Russell 2000	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
Royce Micro-Cap		Long-term growth of capital	Royce & Associates, LLC 1414 Avenue of the Americas New York, NY 10019-2570
Rydex VT Absolute Return Strategies		The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Essential Portfolio Aggressive		The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Essential Portfolio Conservative		The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Essential Portfolio Moderate		The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Hedged Equity		The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Multi-Cap Core Equity		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
SBL Fund Series A (SBL Equity)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series B (SBL Large Cap Value)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series C (SBL Money Market)		As high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series D (SBL Global)	Long-term growth of capital	Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Investment Adviser)

Security Global Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Sub-Adviser)

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281
(Sub-Adviser)
SBL Fund Series E (SBL Diversified Income)		Current income with security of principal	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series H (SBL Enhanced Index)		Outperform S&P 500 Index	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Northern Trust Investments, N.A. 50 LaSalle Street Chicago, IL 60675 (Sub-Adviser)
SBL Fund Series J (SBL Mid Cap Growth)		Capital appreciation	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series N (SBL Managed Asset Allocation)		High level of total return	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202 (Sub-Adviser)
SBL Fund Series O (SBL Equity Income)		Substantial dividend income and capital appreciation	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202 (Sub-Adviser)
SBL Fund Series P (SBL High Yield)		High current income and capital appreciation as a secondary objective	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series Q (SBL Small Cap Value)		Capital growth	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Wells Capital Management Inc. 525 Market Street San Francisco, CA 94105 (Sub-Adviser)
SBL Fund Series V (SBL Mid Cap Value)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series X (SBL Small Cap Growth)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) RS Investment Management, L.P. 388 Market Street San Francisco, CA 94111 (Sub-Adviser)
SBL Fund Series Y (SBL Select 25)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series Z (SBL Alpha Opportunity)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Mainstream Investment Advisers, LLC 101 West Spring Street, Suite 401 New Albany, IN 47150 (Sub-Adviser)
Van Kampen LIT Comstock	Class II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Van Kampen Asset Management 1221 Avenue of the Americas New York, NY 10020
Van Kampen LIT Government	Class II	High current return consistent with preservation of capital	Van Kampen Asset Management 1221 Avenue of the Americas New York, NY 10020
Van Kampen UIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020-1008
Van Kampen UIF Equity and Income	Class II	Capital appreciation and current income	Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020-1008

The table under the "Frequent Transfer Restrictions" section of the Prospectus is deleted in its entirety and replaced with the following:

Subaccount	Number of Round Trip Transfers[1]
SBL Money Market	Unlimited
Oppenheimer Core Bond Fund/VA, PIMCO VIT All Asset	6
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Evolution VP All-Cap Equity, Direxion Evolution VP Managed Bond, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Main Street Small Cap® Fund/VA, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS® TR, Rydex VT Absolute Return Strategies, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Equity and Income	4
American Century VP Mid Cap Value, American Century VP Ultra®, American Century VP Value	2
Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth	1[2]
Royce Micro-Cap	1[3]
  Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Effective August 1, 2007, the third and fourth tables in the "Expense Table" section of the Prospectus are deleted in their entirety and replaced with the following:

	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses[1]	0.65%	3.02%
  Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2006.

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,255	$2,385	$3,402	$5,928
If you do not surrender or you annuitize your Contract	629	1,863	3,064	5,928

Please Retain This Supplement For Future Reference